Investment In Millburn Multi-Markets Trading L.P. (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

	December 31, 2012	December 31, 2011

U.S. Feeder	68.43%	57.64%
Cayman Feeder	3.32%	31.07%
Cayman SPC Feeder	16.26%	-%

Total	88.01%	88.71%

Schedule Of Capital Withdrawls Payable

	December 31, 2012	December 31, 2011
Direct investors (1)	$719,707	$2,058,576
U.S. Feeder (2)	5,594,269	3,159,327
Cayman Feeder	-	684,447

Total	$6,313,976	$5,902,350

(1)	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
(2)	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively